Long-term debt (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt And Capital Lease Obligations 1		$ 100,000
Debt And Capital Lease Obligations 2		100,000
Debt And Capital Lease Obligations 3		100,000
Debt And Capital Lease Obligations 4		800,000
Debt And Capital Lease Obligations 5		4.10%
Debt And Capital Lease Obligations 6		20,000,000
Debt And Capital Lease Obligations 7		350
Debt And Capital Lease Obligations 8		30,000,000
Debt And Capital Lease Obligations 9		900,000
Long-term Debt 1	20,000,000
Long-term Debt 2	350
Long-term Debt 3	900,000
Long-term Debt 4	$ 600,000